Income Taxes (Reconciliation of Unrecognized Tax Benefits Schedule) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning balance	$ 5,253	$ 6,184	$ 6,756
Increases based on tax positions related to the prior year			344
Decreases based on tax positions related to the prior year			(24)
Decreases based on tax positions related to the prior year	(862)
Lapse of statute of limitations	(1,637)	(1,236)	(1,301)
Additions based on tax positions related to the current year	342	305	409
Unrecognized tax benefits, ending balance	$ 3,096	$ 5,253	$ 6,184